TAX SITUATION (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current -
Current tax expense (income)	S/ 1,396,842	S/ 1,253,220	S/ 1,314,402
Deferred tax expense (income)	(3,556)	28,228	(117,195)
Effect of change in Peruvian tax rates	0	(13,992)	0
Total	1,393,286	1,281,448	1,197,207
In Peru
Current -
Current tax expense (income)	1,262,302	1,098,125	1,217,907
Deferred tax expense (income)	(18,264)	31,472	22,667
In other countries
Current -
Current tax expense (income)	134,540	155,095	96,495
Deferred tax expense (income)	S/ 14,708	S/ 10,748	S/ (139,862)